Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of With Members of the Board of Directors and of the Executive Committee
With members of the Board of Directors and of the Executive Committee:

TCHF	2023	2022
Short-term employee benefits	2,267	2,873
Post-employment benefits	90	89
Other benefits	452	—
Share-based compensation	246	—

Total compensation	3,055	2,962